Short term investments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Platform Operator, Crypto Asset [Line Items]
Marketable securities	$ 20,808,942	¥ 149,583,000	¥ 18,411,162
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities		149,583,000	18,411,162
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities